KAR Small-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
($ reported in thousands)
	Shares	Value
Convertible Preferred Stock—2.3%
Information Technology—2.3%
Disco Topco Holdings (Cayman) LP Class E(1)(2)(3)	34,265,087	$135,426
Total Convertible Preferred Stock (Identified Cost $135,426)		135,426

Common Stocks—91.7%
Communication Services—16.7%
Auto Trader Group plc	58,074,329	378,796
Autohome, Inc. ADR	4,407,435	332,761
Rightmove plc	40,235,150	272,210
		983,767

Consumer Discretionary—13.3%
Fox Factory Holding Corp.(2)	3,832,978	316,642
Ollie’s Bargain Outlet Holdings, Inc.(2)	4,783,672	467,126
		783,768

Consumer Staples—4.4%
Chefs’ Warehouse, Inc. (The)(2)	2,808,023	38,133
Grocery Outlet Holding Corp.(2)	4,110,075	167,691
PriceSmart, Inc.	863,298	52,083
		257,907

Financials—17.4%
FactSet Research Systems, Inc.	713,708	234,432
Goosehead Insurance, Inc. Class A(2)	1,205,700	90,620
Interactive Brokers Group, Inc. Class A	3,753,516	156,784
MarketAxess Holdings, Inc.	607,985	304,552
Morningstar, Inc.	1,459,942	205,808
Oportun Financial Corp.(2)	2,635,930	35,427
		1,027,623

Health Care—4.3%
Mesa Laboratories, Inc.	85,353	18,504
National Research Corp.	2,409,518	140,258
U.S. Physical Therapy, Inc.	1,185,000	96,009
		254,771

Industrials—14.1%
AAON, Inc.	4,009,400	217,670
HEICO Corp. Class A	1,847,383	150,082
Old Dominion Freight Line, Inc.	2,162,240	366,694
Omega Flex, Inc.	908,755	96,146
		830,592

Information Technology—21.5%
Aspen Technology, Inc.(2)	1,873,926	194,157
	Shares	Value

Information Technology—continued
Avalara, Inc.(2)	1,900,000	$252,871
Bill.com Holdings, Inc.(2)	3,368,005	303,828
Blackline, Inc.(2)	3,134,403	259,873
NVE Corp.	482,690	29,845
Paycom Software, Inc.(2)	460,353	142,585
SPS Commerce, Inc.(2)	1,095,164	82,269
		1,265,428

Total Common Stocks (Identified Cost $3,413,032)		5,403,856

Total Long-Term Investments—94.0% (Identified Cost $3,548,458)		5,539,282

Short-Term Investment—3.1%
Money Market Mutual Fund—3.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.085%)(4)	184,928,824	184,929
Total Short-Term Investment (Identified Cost $184,929)		184,929

TOTAL INVESTMENTS—97.1% (Identified Cost $3,733,387)		$5,724,211
Other assets and liabilities, net—2.9%		171,471
NET ASSETS—100.0%		$5,895,682

Abbreviations:
ADR	American Depositary Receipt
LP	Limited Partnership

Footnote Legend:
(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(2)	Non-income producing.
(3)	All or a portion of the security is restricted.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	83%
United Kingdom	11
China	6
Total	100%
† % of total investments as of June 30, 2020.
See Notes to Schedule of Investments

KAR Small-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of June 30, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2020	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$5,403,856	$5,403,856	$—
Convertible Preferred Stock	135,426	—	135,426
Money Market Mutual Fund	184,929	184,929	—
Total Investments	$5,724,211	$5,588,785	$135,426
There were no securities valued using significant observable inputs (Level 2) at June 30, 2020.
There were no transfers into or out of Level 3 related to securities held at June 30, 2020.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significant lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Convertible Preferred Stock
Investments in Securities
Balance as of September 30, 2019:	$—	$—
Purchases	135,426	135,426
Balance as of June 30, 2020	$135,426	$135,426
Disco Topco Holdings (Cayman) LP Class E
The significant unobservable inputs used in the fair value measurement of this non-public convertible preferred stock is based on the cost of the most recent investment by the Series purchased within thirty days of June 30, 2020. Significant changes in the financial statement performance of this company, an increase or decrease in additional share classes or changes in the shares issued and outstanding, together or in isolation, could result in a significantly lower or higher fair value measurement.
See Notes to Schedule of Investments

KAR SMALL-CAP GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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